TAXATION - The Components of income(loss) before tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Total (loss)/income before tax	¥ 622,517	$ 97,687	¥ (6,240,791)	¥ (3,159,120)
Income tax (expense)/benefit
Current income tax expenses	(360)	(57)	(919)	(1,387)
Deferred tax benefits	64,221	10,078	638,720
Income tax (expenses)/benefits	63,861	10,021	637,801	(1,387)
Non-PRC
Total (loss)/income before tax	617,090	96,835	(2,937,591)	750
PRC
Total (loss)/income before tax	¥ 5,427	$ 852	¥ (3,303,200)	¥ (3,159,870)